Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Expense
Schedule of statutory income tax rate to effective income tax rate

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Tax at the statutory tax rate of 30%	(36,411)	(38,263)	(18,928)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
State tax	(2,133)	—	—
Foreign tax rate differential	2,610	563	321
Non-deductible items	(370)	6,778	3,389
Current year tax losses and temporary difference not recognized	36,304	30,902	15,207
Effective income tax	—	(20)	(11)

Schedule of net deferred tax assets

	As of	As of
	June 30, 2023	June 30, 2022
	$’000	$’000
Deferred tax assets
Unused tax losses	93,777	62,717
Employee entitlements	4,356	1,294
Warranties	1,896	1,571
Lease liabilities	8,833	8,871
Other	4,788	3,987
Total deferred tax assets	113,650	78,440

Deferred tax liabilities
Right of use assets	(6,847)	(7,392)
Total deferred tax liabilities	(6,847)	(7,392)
Valuation allowance applied	(106,803)	(71,048)
Net deferred tax assets	—	—

Schedule of changes in valuation allowance on tax losses

	As of	As of
	June 30, 2023	June 30, 2022
	$’000	$’000
Changes in deferred taxation allowance
Opening balance – July 1	(71,048)	(44,584)
(Increase) in deferred tax assets (excluding losses)	(35,755)	(25,901)
Other movements including foreign currency and rate differential	—	(563)
Valuation allowance on tax losses	(106,803)	(71,048)